PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Short term provisions (Details) ₺ in Thousands, $ in Thousands									1 Months Ended
	Oct. 04, 2024	Aug. 28, 2024 TRY (₺)	Oct. 18, 2023 shares	Sep. 28, 2023 TRY (₺) shares	Sep. 28, 2023 USD ($) shares	Jul. 31, 2023 TRY (₺)	Mar. 12, 2023 TRY (₺)	Nov. 11, 2022 TRY (₺)	May 31, 2023 TRY (₺)	May 31, 2023 USD ($)	Jun. 30, 2021 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Sep. 28, 2023 USD ($)	Dec. 31, 2022 TRY (₺)	Dec. 05, 2022 TRY (₺)	Dec. 05, 2022 USD ($)	Jul. 06, 2021 TRY (₺)
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions												₺ 217,057	₺ 117,998		₺ 939,753
Automatic pricing mechanism
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Maximum penalty, expressed as percentage on annual revenue	0.05%
Provision for license fee
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions												180,023
Provision for e-commerce license
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions												180,023
Provision for Competition Authority penalty
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions												3,627	5,235		227,535
Amount of administrative fine imposed						₺ 3,627
Early payment discount						25.00%
Provision for Competition Authority on-site inspection
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Amount of administrative fine imposed											₺ 58,129
Amount of administrative fine paid								₺ 43,597
Amount of administrative fine paid (historical value)								₺ 26,150
Early payment discount								25.00%
Amount deducted from tax debt towards administrative fine							₺ 16,428
Amount deducted from tax debt towards administrative fine (historical value)							₺ 13,075
Refund on administrative fee paid (in percentage)							50.00%
Provision for Turkish Capital Markets Board fee
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions													76,486		56,488
Board registration fee																		₺ 39,125
Payment of board fee		₺ 60,100
Provision for legal disputes
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions												₺ 33,407	₺ 36,277		36,305
Provision for settlement of legal proceedings
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions															₺ 619,425
Amount paid into escrow									₺ 561,333	$ 13,900
Provision for settlement of legal proceedings | TurkCommerce B.V.
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Amount agreed to be contributed by counterparty				₺ 175,882										$ 3,975		₺ 175,882	$ 3,975
Provision for settlement of legal proceedings | Class B ordinary shares | TurkCommerce B.V.
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Treasury shares agreed to be purchased from counterparty | shares				4,615,384	4,615,384
Acquisition of treasury shares from counterparty				₺ 245,217	$ 5,732
Treasury shares purchased from counterparty | shares			4,615,384